FOREIGN CURRENCY TRANSLATION	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
FOREIGN CURRENCY TRANSLATION

10. FOREIGN CURRENCY TRANSLATION

Brookfield Renewable’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income is comprised of the following:

(MILLIONS)	Notes	2018	2017	2016
Foreign currency translation on
Property, plant and equipment, at fair value	12	$(1,512)	$506	$1,186
Borrowings	13	537	(282)	(244)
Deferred income tax liabilities and assets	11	184	(82)	(157)
Other assets and liabilities		(34)	48	201
		$(825)	$190	$986